Principal Street Short Term Municipal Fund
Schedule of Investments
May 31, 2023 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 99.0%
ALABAMA - 3.5%
Black Belt Energy Gas District No. 7, Series C-1
4.000%, 10/01/2052	$250,000	$247,301
5.250%, 02/01/2053	500,000	522,463
Black Belt Energy Gas District, Series F
5.250%, 12/01/2025	1,000,000	1,022,792
Houston County Health Care Authority, Series A
5.000%, 10/01/2030	100,000	101,706
Russell County Public Building Authority
4.500%, 01/01/2033	425,000	425,258
		2,319,520
ARIZONA - 3.5%
Maricopa County Industrial Development Authority, Series B
4.000%, 07/01/2029 (a)	1,000,000	953,639
Maricopa County Union High School District No 210-Phoenix, Series A
4.000%, 07/01/2026	150,000	150,080
Pima County
4.000%, 07/01/2024	205,000	205,115
Pima County Industrial Development Authority, Series B-3
(Obligor: La Posada Park Centre)
5.125%, 11/15/2029 (a)	500,000	493,112
(Obligor: La Posada Park Centre)
5.625%, 11/15/2030 (a)	500,000	495,939
		2,297,885
CALIFORNIA - 6.1%
California Community Choice Financing Authority, Series A-1
5.000%, 12/01/2053	900,000	946,409
California Enterprise Development Authority, Series A
(Obligor:Rocklin Academy)
4.000%, 06/01/2036 (a)	500,000	449,523
California Health Facilities Financing Authority, Series A
(Obligor: City of Hope)
5.000%, 11/15/2023	175,000	175,177
California Municipal Finance Authority
4.000%, 07/15/2029 (b)	100,000	97,460
California School Finance Authority
(Obligor: Hawking STEAM Charter Schools)
5.000%, 07/01/2025 (a)	400,000	404,311
California State Public Works Board, Series A
5.000%, 03/01/2024	100,000	100,000
California Statewide Communities Development Authority, Series C
4.250%, 09/02/2032	500,000	494,473
Merced Wastewater System Revenue
5.000%, 10/01/2023	125,000	125,163
Palomar Community College District, Series B
0.000%, 08/01/2029 (c)	100,000	80,719
San Ysidro School District
4.000%, 08/01/2029	130,000	130,107
Santa Barbara County, Series A-2
4.500%, 12/01/2023	400,000	400,359
Santa Barbara Unified School District, Series B
5.000%, 08/01/2023	150,000	150,203
Southern California Logistics Airport Authority
4.500%, 12/01/2031	300,000	302,490
Southern California Mono Health Care District
5.000%, 08/01/2023	200,000	200,234
		4,056,628
COLORADO - 2.6%
Board of Water Commissioners City & County of Denver, Series A
4.000%, 12/15/2025	175,000	175,092
Denver City & County Airport Revenue, Series A
5.000%, 12/01/2032 (b)	300,000	319,718
Denver City & County Airport Revenue, Series C
6.125%, 11/15/2025 (b)	165,000	173,384
Educational & Cultural Facilities Authority
(Obligor: University of Denver)
5.250%, 03/01/2025	1,000,000	1,021,697
		1,689,891
CONNECTICUT - 0.2%
West Haven Public Housing Authority, Series A
(Obligor: Meadow Landing I)
5.300%, 01/01/2024 (b)	140,000	139,309

DISTRICT OF COLUMBIA - 2.7%
District of Columbia Housing Finance Agency, Series A
(Obligor: Tyler House Association 2012)
4.450%, 06/15/2031	700,000	700,252
Metropolitan Washington Airports Authority
5.000%, 10/01/2027 (b)	1,000,000	1,053,212
		1,753,464
FLORIDA - 1.6%
Miami-Dade County Aviation Revenue
5.000%, 10/01/2030 (b)	500,000	505,868
Miami-Dade County Industrial Development Authority
(Obligor: Pinecrest Academy)
5.000%, 09/15/2024	450,000	451,425
(Obligor: Academir Charter Schools)
6.750%, 07/01/2029	100,000	97,503
		1,054,796
GEORGIA - 1.8%
Augusta Water & Sewer Revenue
4.000%, 10/01/2031	580,000	580,285
Glynn-Brunswick Memorial Hospital Authority
(Obligor: Southeast Georiga Health System)
5.000%, 08/01/2026	125,000	126,823
Savannah Hospital Authority, Series A
(Obligor: St. Joseph's/Candler)
5.500%, 07/01/2029	500,000	500,505
		1,207,613
IDAHO - 1.3%
Kootenai County School District No. 271 Coeur d'Alene, Series B
4.000%, 09/15/2024	850,000	850,493

ILLINOIS - 16.0%
Chicago Board of Education
5.250%, 12/01/2023	135,000	135,664
Chicago O'Hare International Airport
5.250%, 01/01/2033	650,000	650,793
Chicago O'Hare International Airport, Series A
5.000%, 01/01/2032	500,000	500,435
Chicago O'Hare International Airport, Series B (b)
4.000%, 01/01/2027	250,000	250,024
5.000%, 01/01/2031	240,000	240,102
Chicago Wastewater Transmission Revenue
5.000%, 01/01/2025	125,000	125,049
5.000%, 01/01/2030	200,000	200,079
5.000%, 01/01/2030	100,000	100,040
Chicago Waterworks Revenue
5.000%, 11/01/2028	700,000	700,165
5.000%, 11/01/2031	1,250,000	1,250,296
Illinois Finance Authority, Series B-2
(Obligor: Plymouth Place)
5.250%, 11/15/2027	500,000	498,223
Illinois Finance Authority
(Obligor: Southern Illinois Healthcare)
5.000%, 03/01/2032	920,000	956,894
Metropolitan Pier & Exposition Authority
7.000%, 07/01/2026	2,150,000	2,260,862
Sales Tax Securitization Corp., Series A
5.000%, 01/01/2030	200,000	219,826
State of Illinois
6.000%, 11/01/2026	350,000	367,918
5.250%, 07/01/2029	200,000	200,354
State of Illinois, Series A
4.000%, 04/01/2032	355,000	355,305
5.000%, 04/01/2024	1,505,000	1,509,006
		10,521,035
INDIANA - 5.6%
GCS School Building Corp. One
4.000%, 07/15/2025	800,000	800,749
Indiana Finance Authority
(Obligor: Earlham College)
5.000%, 10/01/2032	765,000	765,522
(Obligor: Fulcrum Centerpoint LLC)
4.500%, 12/15/2046 (b)	1,000,000	996,735
Perry Township Schools Marion County, Series C
4.000%, 07/15/2024	555,000	555,645
University of Southern Indiana Foundation
4.500%, 10/01/2024	575,000	575,923
		3,694,574
IOWA - 1.0%
PEFA, Inc.
5.000%, 09/01/2049	630,000	643,389

KANSAS - 0.7%
Johnson County Park & Recreation District, Series A
4.000%, 09/01/2024	225,000	225,145
Topeka, Series B
(Obligor: Congregational Home)
5.125%, 12/01/2026	250,000	247,168
		472,313
MASSACHUSETTS - 0.4%
Massachusetts Development Finance Agency
(Obligor: Provident Commonwealth)
5.000%, 10/01/2029	150,000	152,937
North Reading
5.000%, 05/15/2030	120,000	120,154
		273,091
MICHIGAN - 1.2%
Detroit School District, Series C
5.250%, 05/01/2025	490,000	503,164
Healthsource Saginaw, Inc.
4.000%, 05/01/2027	80,000	80,054
Michigan Finance Authority
(Obligor: Henry Ford Health System)
5.000%, 11/15/2027	105,000	108,914
Michigan Finance Authority, Series MI-2
(Obligor: Trinity Health Corp.)
5.000%, 12/01/2044	100,000	102,440
		794,572
MISSISSIPPI - 1.1%
Mississippi Hospital Equipment & Facilities Authority, Series II
(Obligor: North Mississippi Medical Center)
5.000%, 10/01/2040	150,000	156,305
Natchez
4.500%, 09/01/2025	545,000	551,993
		708,298
MISSOURI - 1.4%
Health & Educational Facilities Authority
(Obligor: Lutheran Senior Services)
5.000%, 02/01/2035	150,000	145,477
Jackson County
4.250%, 12/01/2023	595,000	595,348
Missouri Development Finance Board, Series A
5.000%, 06/01/2027
	200,000	200,153
		940,978
MONTANA - 1.5%
Montana Facility Finance Authority, Series A
(Obligor: Bozeman Deaconess Health)
5.000%, 06/01/2027	970,000	988,312

NEVADA - 0.5%
Nevada Department of Business & Industry, Series 2001
(Obligor: Republic Services)
3.750%, 12/01/2026 (a)(b)	300,000	300,000

NEW JERSEY - 3.1%
New Jersey Economic Development Authority, Series UU
5.000%, 06/15/2034	755,000	767,812
New Jersey Housing & Mortgage Finance Agency, Series I
4.000%, 04/01/2033	785,000	795,369
New Jersey Transportation Trust Fund Authority, Series AA
5.250%, 06/15/2028	475,000	489,217
		2,052,398
NEW MEXICO - 0.6%
Dona Ana County
4.000%, 05/01/2028	395,000	395,119

NEW YORK - 8.5%
Build NYC Resource Corp., Series A-2
(Obligor: Voices of Community Activists)
7.625%, 02/01/2026 (a)	1,000,000	997,119
Hudson
4.000%, 04/15/2028	95,000	95,075
Metropolitan Transportation Authority, Series B
4.000%, 11/15/2028	125,000	123,527
Metropolitan Transportation Authority, Series C-1
5.000%, 11/15/2030	1,000,000	1,034,362
5.250%, 11/15/2030	100,000	103,145
New York State Dormitory Authority, Series 2015B-B
5.000%, 03/15/2032	300,000	312,208
New York State Dormitory Authority, Series A
(Obligor: St John's University)
4.000%, 07/01/2033	100,000	104,866
(Obligor: The New School)
5.000%, 07/01/2029	450,000	470,648
Oneida County Local Development, Series A
(Obligor: Mohawk Valley Health)
5.000%, 12/01/2029	400,000	403,400
Port Authority of New York & New Jersey, Series 223
5.000%, 07/15/2027 (b)	1,320,000	1,390,638
Schenectady Metroplex Development Authority
5.000%, 09/15/2023	200,000	200,236
Westchester County Local Development Corp.
(Obligor: Westchester County Health)
5.000%, 11/01/2030	350,000	351,959
		5,587,183
NORTH CAROLINA - 1.7%
North Carolina Capital Facilities Finance Agency, Series A
(Obligor: Arc of North Carolina)
5.000%, 10/01/2027	100,000	101,135
North Carolina Medical Care Commission, Series B
(Obligor: Wake Forest Baptist)
5.000%, 12/01/2024	650,000	650,669
North Carolina Medical Care Commission, Series C
(Obligor: Lutheran Aging Services)
5.000%, 03/01/2024	395,000	394,626
		1,146,430
NORTH DAKOTA - 0.8%
Williston, Series B
4.000%, 05/01/2024	365,000	365,055
Jamestown Park District Sales Tax Revenue, Series A
4.000%, 07/01/2028	140,000	140,626
		505,681
OKLAHOMA - 0.7%
Norman Regional Hospital Authority
(Obligor: Norman Regional Hospital Authority)
5.000%, 09/01/2025	235,000	235,251
Tulsa County Industrial Authority
(Obligor: Montereau Obligated Group)
5.000%, 11/15/2023	230,000	230,952
		466,203
OREGON - 0.5%
Portland Water Revenue
5.000%, 10/01/2024	350,000	350,302

PENNSYLVANIA - 3.1%
Butler County Hospital Authority
(Obligor: Butler Health System)
5.000%, 07/01/2028	300,000	297,780
Lycoming County Authority, Series S2
(Obligor: Lycoming College)
4.500%, 11/01/2035	500,000	495,252
Montgomery County Higher Education and Health Authority, Series UU1
(Obligor: Gwynedd Mercy University)
5.000%, 05/01/2029	240,000	247,310
Montgomery County Industrial Development Authority
(Obligor: Foulkeways at Gwynedd)
5.000%, 12/01/2025	230,000	233,992
Philadelphia Authority for Industrial Development, Series A
(Obligor: Russell Byers Charter School)
5.000%, 05/01/2030	770,000	772,035
		2,046,369
PUERTO RICO - 4.8%
Children's Trust Fund
5.500%, 05/15/2039	620,000	620,026
Commonwealth of Puerto Rico, Series A
0.000%, 07/01/2024 (c)	1,000,000	953,354
Commonwealth of Puerto Rico, Series A1
5.250%, 07/01/2023	149,246	149,401
Puerto Rico Electric Power Authority, Series PP
5.000%, 07/01/2024 (d)	140,000	140,034
5.000%, 07/01/2025 (d)	385,000	385,094
Puerto Rico Electric Power Authority, Series UU
5.000%, 07/01/2024 (d)	745,000	750,016
Puerto Rico Electric Power Authority, Series VV
5.250%, 07/01/2026 (d)	200,000	197,514
		3,195,439
RHODE ISLAND - 0.3%
Rhode Island Health and Educational Building Corp., Series B
(Obligor: Providence College)
5.000%, 11/01/2023	200,000	200,232

SOUTH CAROLINA - 0.3%
South Carolina Jobs-Economic Development Authority
(Obligor: Upstate Senior Living)
4.000%, 11/15/2027	175,000	168,560

TENNESSEE - 4.1%
Greeneville
4.000%, 06/01/2029	165,000	175,366
Jackson
(Obligor: West Tennesee Healthcare)
5.000%, 04/01/2026	850,000	865,751
Metropolitan Nashville Airport Authority, Series A
5.000%, 07/01/2033	140,000	145,148
Tennessee Energy Acquisition Corp., Series A
5.250%, 09/01/2024	1,000,000	1,011,468
Tennessee Energy Acquisition Corp., Series C
5.000%, 02/01/2027	500,000	497,835
		2,695,568
TEXAS - 9.4%
Arlington Higher Education Finance Corp., Series A
(Obligor: Wayside Schools)
5.000%, 08/15/2027	200,000	198,417
Arlington Housing Finance Corp.
(Obligor: Reserve at Mayfield, LLC)
3.500%, 11/01/2043	300,000	297,455
Bacliff Municipal Utility District
4.500%, 09/01/2029	340,000	340,256
Board of Regents of the University of Texas System, Series A
4.000%, 08/15/2042	200,000	198,679
Converse
4.000%, 02/01/2032	550,000	550,066
Denton County Fresh Water Supply, No. 7
4.000%, 02/15/2028	135,000	135,031
Georgetown
4.000%, 08/15/2025	175,000	175,076
Gray County
(Obligor: Clarendon College)
5.000%, 09/01/2023	235,000	235,252
Harris County Cultural Education Facilities Finance Corp.
(Obligor: Baylor College of Medicine)
4.000%, 11/15/2030	135,000	136,036
Harris County Cultural Education Facilities Finance Corp., Series A
(Obligor: Brazos Presbyterian Obligated Group)
5.000%, 01/01/2033	285,000	260,363
Harris County Municipal Utility District No. 167
4.000%, 09/01/2031	100,000	100,012
Harris County Municipal Utility District No. 278
4.000%, 09/01/2037	200,000	194,894
Interstate Municipal Utility District
4.000%, 09/01/2029	525,000	527,212
Katy Independent School District
4.000%, 02/15/2025	175,000	175,108
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial, LLC)
15.000%, 11/01/2027 (a)	100,000	116,177
Liberty Community Development Corp.
4.000%, 03/01/2028	200,000	200,031
Mansfield Independent School District
4.000%, 02/15/2024	300,000	300,135
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Island)
8.000%, 02/01/2039 (a)(b)	280,000	267,021
San Antonio
5.000%, 02/01/2027	140,000	140,172
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University, Inc.)
5.250%, 10/01/2028	100,000	97,993
Sienna Municipal Utility District No. 6
5.000%, 09/01/2030	200,000	210,426
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Cumberland Rest, Inc.)
5.000%, 10/01/2034	750,000	755,110
Texas Municipal Gas Acquisition and Supply Corp. I
6.250%, 12/15/2026	360,000	374,171
Wise County
5.000%, 08/15/2026	200,000	208,019
		6,193,112
WASHINGTON - 2.4%
Tobacco Settlement Authority
5.000%, 06/01/2024	480,000	480,321
Washington Health Care Facilities Authority, Series B
(Obligor: Seattle Children's Hospital)
5.000%, 10/01/2038	250,000	255,915
Washington State Housing Finance Commission, Series A
(Obligor: Heron's Key Obligation Group)
6.000%, 07/01/2025 (a)	850,000	868,013
		1,604,249
WEST VIRGINIA - 0.7%
Monongalia County Building Commission
(Obligor: Vandalia Health Obligation Group)
5.000%, 07/01/2028	455,000	457,868

WISCONSIN - 4.9%
Wisconsin Public Finance Authority
(Obligor: Eno River Academy)
4.750%, 06/15/2023 (a)	195,000	194,846
(Obligor: Noorda College of Osteopathic)
6.500%, 06/01/2045 (a)	200,000	162,930
Wisconsin Public Finance Authority, Series A
(Obligor: Dreamhouse 'Ewa Beach)
5.750%, 06/01/2025 (a)	1,325,000	1,327,534
(Obligor: Prime Healthcare Foundation)
5.000%, 12/01/2027	425,000	430,939
Village of McFarland
4.500%, 12/01/2023	305,000	305,244
Wisconsin Center District
5.250%, 12/15/2023	395,000	397,887
Wisconsin Health & Educational Facilities Authority
(Obligor: Mercy Health Corp.)
5.000%, 06/01/2023	425,000	425,000
		3,244,380
WYOMING - 0.4%
Albany County School District No. 1
4.000%, 06/01/2025	250,000	250,509

Total Municipal Bonds
(Cost $65,316,032)		65,265,763

SHORT-TERM INVESTMENT - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.97%^
Total Short-Term Investment
(Cost $492,354)	492,354	492,354

Total Investments - 99.7%
(Cost $65,808,386)		65,758,117
Other Assets & Liabilities, Net - 0.3%		201,880
Total Net Assets - 100.0%		$65,959,997

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
As of May 31, 2023, the total value of these investments was $7,030,164 or 10.7% of total net assets.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2023, the total value of securities subject to the AMT was $5,733,471 or 8.7% of net assets.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at discounts from par value.
(d)	Security in default at May 31, 2023.
^	The rate shown is the annualized seven day effective yield as of May 31, 2023.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of May 31, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$65,265,763	$-	$65,265,763
Short-Term Investment	492,354	-	-	492,354
Total Investments in Securities	$492,354	$65,265,763	$-	$65,758,117

Refer to the Schedule of Investments for further information on the classification of investments.